Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	NATUZZI S P A
Entity Central Index Key	0000900391
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Entity Address, Country	IT
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	54,853,045
ADR [Member]
Document Information [Line Items]
Trading Symbol	NTZ
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares.Ordinary Shares, with a par value of €1.00 each